PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

5.          PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consist of the following:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	9,491	12,109	1,739
Staff field advances	596	759	110
Finance lease deposits	1,684	—	—
Prepaid commission (ii)	99,700	74,520	10,704
Prepaid service fee	10,000	—	—
Other deposit and receivables(iii)	34,095	32,768	4,707
Prepaid income tax	14,220	6,227	895
Prepaid expense and other current assets	169,786	126,383	18,155
Provision of doubtful accounts(ii)	(151)	(8,471)	(1,218)
Prepaid expense and other current assets, net	169,635	117,912	16,937

i)Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.

ii)The balance represents the prepaid commission to an agent for the pending sales of certain cloud infrastructure that were held for sale (Note 10), consisting of RMB 67,200,000 related to Beijing Zhao Du and RMB 32,500,000 related to Beijing Shuo Ge. In May 2019, the disposal of Beijing Shuo Ge was completed and the prepaid commission in the amount of RMB-25,180,000  (US$3,617,000) based on the final adjusted consideration was charge to disposal cost, and full allowance of the remaining balance of RMB-7,320,000  (US$1,051,000) was provided as of December 31, 2019.

iii)Other deposit and receivables represent deductible VAT, and other deposits for operation.